united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/18

Item 1. Reports to Stockholders.

EQUINOX ASPECT CORE DIVERSIFIED

STRATEGY FUND

CLASS A SHARES: EQAAX

CLASS C SHARES: EQACX

CLASS I SHARES: EQAIX

Semi-Annual Report

March 31, 2018

1-888-643-3431

WWW.EQUINOXFUNDS.COM

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Equinox Aspect Core Diversified Strategy Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Equinox Aspect Core Diversified Strategy Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2018

The Fund’s performance figures* for the periods ended March 31, 2018, as compared to its benchmark:

				Annualized
				Since Inception	Since Inception
	Six Months	One Year	Three Years	(8/21/15)	(11/5/14)
Equinox Aspect Core Diversified Strategy Fund
Class A with load	(4.56)%	(7.11)%	N/A	(4.87)%	N/A
Class A	1.29%	(1.47)%	N/A	(2.68)%	N/A
Class C	0.88%	(2.23)%	N/A	(3.47)%	N/A
Class I	1.40%	(1.26)%	(3.24)%	N/A	0.16%
S&P 500 Total Return Index ^	5.84%	13.99%	10.78%	14.23%	10.44%
BTOP 50 Index **	1.03%	(1.60)%	(4.46)%	(3.06)%	(0.80)%

*	The performance data quoted is historical. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for Class A maximum applicable sales charge of 5.75%. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemptions of portfolio shares. Performance figures for periods greater than one year are annualized. The returns would have been lower had Equinox Institutional Asset Management, LP (the “Advisor”) not waived its fees or reimbursed a portion of the Fund’s expenses. Per the fee table in the Fund’s prospectus dated February 1, 2018, the Fund’s “Total Annual Fund Operating Expenses” are 2.47%, 3.17% and 2.18% and the Fund’s “Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)” are 1.70%, 2.45% and 1.45% for Class A, Class C and Class I shares, respectively, of the Fund’s average daily net assets. These expenses may differ from the actual expenses incurred by the Fund for the period covered by this report. Additional information regarding the Fund’s expense ratios is available in the Financial Highlights. For performance information current to the most recent month-end please call 1-888-643-3431.

^	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

**	The Barclay BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2018, there are 20 funds in the BTOP50 Index. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
U.S. Treasury Notes	66.6%
Other Assets Less Liabilities	33.4%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detail of the Fund’s holdings. The value of the Fund’s derivative positions that provide exposure to a managed futures program is included in “other assets less liabilities;” however, the portfolio composition detailed above does not include derivatives exposure. See the accompanying notes for more information on the impact of the Fund’s derivative positions on the consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Principal		Coupon Rate
Amount		(%)	Maturity	Fair Value
	U.S. TREASURY NOTES - 66.6%
$2,500,000	United States Treasury Note	0.7500	7/31/2018	$2,491,162
8,000,000	United States Treasury Note	1.0000	5/15/2018	7,993,680
13,000,000	United States Treasury Note	1.2500	11/30/2018	12,935,254
	TOTAL U.S. TREASURY NOTES (Cost - $23,467,613)			23,420,096

	TOTAL INVESTMENTS - 66.6% (Cost - $23,467,613)			$23,420,096
	OTHER ASSETS AND LIABILITIES - NET - 33.4%			11,745,487
	TOTAL NET ASSETS - 100.0%			$35,165,583

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

SHORT FUTURES CONTRACTS

					Unrealized
	Number of				Appreciation/
Description	Contracts	Counterparty	Expiration Date	Notional Amount	(Depreciation)
3 Year AUD Government Bond Future	37	Morgan Stanley	Jun-18	3,155,209	$(2,126)
90 Day Euro Future	1	Morgan Stanley	Sep-18	244,063	313
90 Day Euro Future	12	Morgan Stanley	Dec-18	2,925,150	6,263
90 Day Euro Future	24	Morgan Stanley	Mar-19	5,844,600	15,750
90 Day Euro Future	27	Morgan Stanley	Jun-19	6,569,438	9,888
90 Day Euro Future	22	Morgan Stanley	Sep-19	5,350,125	13,163
90 Day Euro Future	20	Morgan Stanley	Dec-19	4,860,750	10,113
90 Day Euro Future	18	Morgan Stanley	Mar-20	4,374,225	6,538
90 Day Euro Future	16	Morgan Stanley	Jun-20	3,888,000	8,850
90 Day Euro Future	14	Morgan Stanley	Sep-20	3,401,650	(3,350)
90 Day Sterling Future	5	Morgan Stanley	Dec-18	867,282	387
90 Day Sterling Future	42	Morgan Stanley	Mar-19	7,280,011	2,307
90 Day Sterling Future	39	Morgan Stanley	Jun-19	6,755,223	1,342
90 Day Sterling Future	20	Morgan Stanley	Sep-19	3,462,113	(625)
90 Day Sterling Future	50	Morgan Stanley	Dec-19	8,650,022	467
90 Day Sterling Future	40	Morgan Stanley	Mar-20	6,917,212	(2,052)
90 Day Sterling Future	43	Morgan Stanley	Jun-20	7,432,986	1,256
90 Day Sterling Future	43	Morgan Stanley	Sep-20	7,430,724	(3,050)
Canadia Dollar Future	34	Morgan Stanley	Jun-18	2,639,250	(6,105)
Canadian 10 Year Bond Future	43	Morgan Stanley	Jun-18	4,444,918	(61,124)
CHF Currency	50	Morgan Stanley	Jun-18	6,571,250	71,263
Coffee Future +	10	Morgan Stanley	May-18	443,063	8,100
Hard Red Winter Wheat Future +	5	Morgan Stanley	May-18	116,813	(350)
Japanese Yen Future	2	Morgan Stanley	Jun-18	236,088	681
LME Pri Aluminum Future+	3	Morgan Stanley	Jun-18	150,244	5,246
Long Gillt Future	15	Morgan Stanley	Jun-18	2,584,380	(33,671)
Natural Gas Future +	15	Morgan Stanley	May-18	409,950	(230)
Natural Gas Future +	3	Morgan Stanley	Jun-18	83,340	(350)
2-Year US Treasury Note (CBT) Future	30	Morgan Stanley	Jun-18	6,378,281	(1,953)
Silver Future+	3	Morgan Stanley	May-18	244,020	1,030
US 5 Year Note (CBT) Future	61	Morgan Stanley	Jun-18	6,982,117	(25,297)
US 10 Year Note (CBT) Future	53	Morgan Stanley	Jun-18	6,420,453	(51,023)
Wheat (CBT) Future +	15	Morgan Stanley	May-18	338,250	8,075
World Sugar #11 Future +	7	Morgan Stanley	Jul-18	97,686	(291)
					(20,565)
LONG FUTURES CONTRACTS
90 Day Bank Bill Future	5	Morgan Stanley	Dec-18	3,816,805	198
90 Day Bank Bill Future	6	Morgan Stanley	Mar-19	4,579,492	344
90 Day Bank Bill Future	1	Morgan Stanley	Jun-19	763,099	76
90 Day Euro Euribor Future	1	Morgan Stanley	Jun-20	306,786	185
90 Day Euro Euribor Future	1	Morgan Stanley	Sep-20	306,448	139
AEX Index (Amsterdam) Future	6	Morgan Stanley	Apr-18	779,233	(5,267)
Australian 10Y Bond Future	5	Morgan Stanley	Jun-18	497,113	742
Australian Dollar Future	1	Morgan Stanley	Jun-18	76,760	(1,180)
Brent Crude Future +	8	Morgan Stanley	Jun-18	554,720	23,540
Brent Crude Future +	4	Morgan Stanley	Jul-18	275,400	14,130
British Pound Future	92	Morgan Stanley	Jun-18	8,083,350	(23,794)
CAC 40 10 Euro Future	4	Morgan Stanley	Apr-18	253,571	(4,209)
Copper Future +	1	Morgan Stanley	May-18	75,638	(6,175)
Corn Future +	3	Morgan Stanley	May-18	58,163	(575)
DJIA Index E-Mini Future	2	Morgan Stanley	Jun-18	241,470	(7,725)

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

LONG FUTURES CONTRACTS (Continued)

					Unrealized
	Number of				Appreciation/
Description	Contracts	Counterparty	Expiration Date	Notional Amount	(Depreciation)
E-Mini Russell 2000 Index Future	5	Morgan Stanley	Jun-18	382,800	$(17,680)
Euro BOBL Future	11	Morgan Stanley	Jun-18	1,775,597	2,323
Euro BTP Italian Government Bond Future	38	Morgan Stanley	Jun-18	6,486,256	120,778
Euro FX Future	57	Morgan Stanley	Jun-18	8,805,431	(48,825)
Euro OAT Future	14	Morgan Stanley	Jun-18	2,661,716	31,432
Euro Schatz Future	18	Morgan Stanley	Jun-18	2,478,825	1,792
Euro STOXX 50 Future	2	Morgan Stanley	Jun-18	80,703	(1,402)
Euro-Bund Future	8	Morgan Stanley	Jun-18	1,568,600	4,378
Euro-BUXL Future	4	Morgan Stanley	Jun-18	813,571	7,954
FTSE 100 Index Future	2	Morgan Stanley	Jun-18	196,210	(352)
FTSE/JSE Africa Top 40 Index Future	1	Morgan Stanley	Jun-18	41,680	(3,376)
FTSE/MIB Index Future	4	Morgan Stanley	Jun-18	539,978	(7,822)
Gasoline RBOB Future +	9	Morgan Stanley	May-18	763,787	26,494
Gold 100 Oz. Future +	2	Morgan Stanley	Jun-18	265,460	2,480
Hang Seng Index Future	3	Morgan Stanley	Apr-18	574,328	(336)
HSCEI Future	6	Morgan Stanley	Apr-18	460,456	(8,199)
Japan 10 Year Bond Future	5	Morgan Stanley	Jun-18	7,092,149	3,743
LME Copper Future +	1	Morgan Stanley	Jun-18	167,831	(12,716)
LME Nickel Future +	6	Morgan Stanley	Jun-18	478,656	(17,768)
Low Sulfur Gas Oil Future +	9	Morgan Stanley	May-18	556,200	28,450
Low Sulfur Gas Oil Future +	5	Morgan Stanley	Jun-18	307,000	12,600
Mexican Peso Future	4	Morgan Stanley	Jun-18	108,620	1,860
Mini MSCI EAFE Index Future	5	Morgan Stanley	Jun-18	500,150	(2,685)
Mini MSCI Emerging Markets Future	10	Morgan Stanley	Jun-18	593,900	(14,230)
Nasdaq 100 E-Mini Future	2	Morgan Stanley	Jun-18	263,760	(14,968)
New Zealand $ Future	34	Morgan Stanley	Jun-18	2,454,800	(35,360)
Nikkei 225 Index (CME) Future	1	Morgan Stanley	Jun-18	107,550	1,000
Nikkei 225 Index (SGX) Future	1	Morgan Stanley	Jun-18	99,765	(488)
NY Harbor ULSD Heating Oil Future +	5	Morgan Stanley	May-18	424,410	9,282
NY Harbor ULSD Heating Oil Future +	3	Morgan Stanley	Jun-18	254,394	12,529
OMXS30 Index Future	7	Morgan Stanley	Apr-18	127,382	(1,723)
S&P E-Mini Future	2	Morgan Stanley	Jun-18	264,300	(8,453)
S&P Midcap 400 E-Mini Future	2	Morgan Stanley	Jun-18	376,620	(13,070)
S&P/TSX 60 IX Future	8	Morgan Stanley	Jun-18	1,124,375	(14,634)
Soybean Future +	7	Morgan Stanley	May-18	365,663	(5,613)
Soybean Meal Future +	5	Morgan Stanley	May-18	192,000	(180)
SPI 200 Future	14	Morgan Stanley	Jun-18	1,539,930	(64,192)
TOPIX Index Future	2	Morgan Stanley	Jun-18	320,921	(682)
US Ultra Bond Future	1	Morgan Stanley	Jun-18	160,469	4,500
WTI Crude Oil Future +	8	Morgan Stanley	May-18	519,520	28,240
WTI Crude Oil Future +	4	Morgan Stanley	Jun-18	259,480	11,470
					6,980
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(13,585)

+	This investment is a holding of Equinox Aspect Core Diversified Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Schedule of Forward Foreign Currency Contracts

Settlement		Currency Units to				U.S. Dollar	Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		Value	(Depreciation)
To Buy:
6/20/2018	Morgan Stanley	654,730	BRL	200,000	USD	$195,586	$(4,414)
6/20/2018	Morgan Stanley	164,697	BRL	50,000	USD	49,200	(800)
6/20/2018	Morgan Stanley	1,060,116,575	CLP	1,750,000	USD	1,757,168	7,168
6/20/2018	Morgan Stanley	30,239,545	CLP	50,000	USD	50,123	123
6/20/2018	Morgan Stanley	30,132,045	CLP	50,000	USD	49,945	(55)
6/20/2018	Morgan Stanley	900,000	EUR	281,456,390	HUF	1,113,687	(4,804)
6/20/2018	Morgan Stanley	1,000,000	EUR	10,214,416	SEK	1,237,430	(5,337)
6/20/2018	Morgan Stanley	1,000,000	EUR	10,215,916	SEK	1,237,430	(5,337)
6/20/2018	Morgan Stanley	1,000,000	EUR	10,218,376	SEK	1,237,430	(5,337)
6/20/2018	Morgan Stanley	1,000,000	EUR	10,218,416	SEK	1,237,430	(5,337)
6/20/2018	Morgan Stanley	1,000,000	EUR	10,221,376	SEK	1,237,430	(5,337)
6/20/2018	Morgan Stanley	50,000	EUR	211,254	PLN	61,872	(267)
6/20/2018	Morgan Stanley	100,000	EUR	31,203,644	HUF	123,743	(534)
6/20/2018	Morgan Stanley	50,000	EUR	486,436	NOK	61,872	(267)
6/20/2018	Morgan Stanley	100,000	EUR	1,015,814	SEK	123,743	(433)
6/20/2018	Morgan Stanley	100,000	EUR	1,016,397	SEK	123,743	(398)
6/20/2018	Morgan Stanley	50,000	EUR	507,966	SEK	61,872	(596)
6/20/2018	Morgan Stanley	50,000	EUR	508,091	SEK	61,872	(596)
6/20/2018	Morgan Stanley	50,000	EUR	508,372	SEK	61,872	(418)
6/20/2018	Morgan Stanley	50,000	EUR	508,472	SEK	61,872	(418)
6/20/2018	Morgan Stanley	25,000	EUR	253,045	SEK	30,936	(106)
6/20/2018	Morgan Stanley	50,000	EUR	506,166	SEK	61,872	(213)
6/20/2018	Morgan Stanley	25,000	EUR	253,095	SEK	30,936	(106)
6/20/2018	Morgan Stanley	50,000	EUR	504,150	SEK	61,872	8
6/20/2018	Morgan Stanley	50,000	EUR	504,600	SEK	61,872	8
6/20/2018	Morgan Stanley	50,000	EUR	211,761	PLN	61,872	8
6/20/2018	Morgan Stanley	75,000	EUR	755,190	SEK	92,807	11
6/20/2018	Morgan Stanley	25,000	EUR	251,755	SEK	30,936	4
6/20/2018	Morgan Stanley	25,000	EUR	252,014	SEK	30,936	36
6/20/2018	Morgan Stanley	75,000	EUR	756,153	SEK	92,807	108
6/20/2018	Morgan Stanley	50,000	EUR	212,437	PLN	61,872	72
6/20/2018	Morgan Stanley	25,000	EUR	106,484	PLN	30,936	51
6/20/2018	Morgan Stanley	25,000	EUR	106,504	PLN	30,936	51
6/20/2018	Morgan Stanley	25,000	EUR	252,189	SEK	30,936	51
6/20/2018	Morgan Stanley	75,000	EUR	756,717	SEK	92,807	152
6/20/2018	Morgan Stanley	25,000	EUR	106,127	PLN	30,936	(47)
6/20/2018	Morgan Stanley	25,000	EUR	106,147	PLN	30,936	(47)
6/20/2018	Morgan Stanley	50,000	EUR	212,397	PLN	61,872	(353)
6/20/2018	Morgan Stanley	100,000	EUR	1,019,992	SEK	123,743	(706)
6/20/2018	Morgan Stanley	50,000	EUR	508,676	SEK	61,872	(748)
6/20/2018	Morgan Stanley	50,000	EUR	508,901	SEK	61,872	(748)
6/20/2018	Morgan Stanley	50,000	EUR	479,765	NOK	61,872	(748)

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Schedule of Forward Foreign Currency Contracts (Continued)

Settlement		Currency Units to				U.S. Dollar	Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		Value	(Depreciation)
To Buy:
6/20/2018	Morgan Stanley	50,000	EUR	509,732	SEK	$61,872	$(504)
6/20/2018	Morgan Stanley	25,000	EUR	254,900	SEK	30,936	(252)
6/20/2018	Morgan Stanley	25,000	EUR	254,904	SEK	30,936	(252)
6/20/2018	Morgan Stanley	50,000	EUR	479,131	NOK	61,872	(504)
6/20/2018	Morgan Stanley	100,000	EUR	31,291,304	HUF	123,743	(1,008)
6/20/2018	Morgan Stanley	50,000	EUR	511,726	SEK	61,872	(275)
6/20/2018	Morgan Stanley	50,000	EUR	511,901	SEK	61,872	(275)
6/20/2018	Morgan Stanley	50,000	EUR	481,998	NOK	61,872	(275)
6/20/2018	Morgan Stanley	25,000	EUR	242,640	NOK	30,936	(138)
6/20/2018	Morgan Stanley	25,000	EUR	242,828	NOK	30,936	(138)
6/20/2018	Morgan Stanley	25,000	EUR	257,203	SEK	30,936	(5)
6/20/2018	Morgan Stanley	25,000	EUR	257,228	SEK	30,936	(5)
6/20/2018	Morgan Stanley	50,000	EUR	514,631	SEK	61,872	(11)
6/20/2018	Morgan Stanley	50,000	EUR	485,851	NOK	61,872	(11)
6/20/2018	Morgan Stanley	100,000	EUR	1,030,713	SEK	123,743	(21)
6/20/2018	Morgan Stanley	7,771,654	HUF	25,000	EUR	30,781	(191)
6/20/2018	Morgan Stanley	15,566,578	HUF	50,000	EUR	61,654	(382)
6/20/2018	Morgan Stanley	7,785,504	HUF	25,000	EUR	30,836	(191)
6/20/2018	Morgan Stanley	7,774,691	HUF	25,000	EUR	30,793	(244)
6/20/2018	Morgan Stanley	15,554,408	HUF	50,000	EUR	61,606	(487)
6/20/2018	Morgan Stanley	7,777,954	HUF	25,000	EUR	30,806	(244)
6/20/2018	Morgan Stanley	7,780,486	HUF	25,000	EUR	30,816	(41)
6/20/2018	Morgan Stanley	23,345,209	HUF	75,000	EUR	92,462	(124)
6/20/2018	Morgan Stanley	31,308,696	HUF	100,000	EUR	124,003	(476)
6/20/2018	Morgan Stanley	687,562	ILS	200,000	USD	196,816	(3,184)
6/20/2018	Morgan Stanley	343,436	ILS	100,000	USD	98,309	(1,691)
6/20/2018	Morgan Stanley	3,435,986	ILS	1,000,000	USD	983,561	(16,439)
6/20/2018	Morgan Stanley	78,971,615	INR	1,200,000	USD	1,199,041	(959)
6/20/2018	Morgan Stanley	3,296,234	INR	50,000	USD	50,047	47
6/20/2018	Morgan Stanley	3,299,434	INR	50,000	USD	50,096	96
6/20/2018	Morgan Stanley	3,290,984	INR	50,000	USD	49,968	(32)
6/20/2018	Morgan Stanley	3,272,984	INR	50,000	USD	49,694	(306)
6/20/2018	Morgan Stanley	1,069,234,270	KRW	1,000,000	USD	1,006,025	6,025
6/20/2018	Morgan Stanley	53,349,214	KRW	50,000	USD	50,195	195
6/20/2018	Morgan Stanley	1,943,550	NOK	200,000	EUR	248,206	(398)
6/20/2018	Morgan Stanley	240,658	NOK	25,000	EUR	30,734	(405)
6/20/2018	Morgan Stanley	240,733	NOK	25,000	EUR	30,743	(405)
6/20/2018	Morgan Stanley	239,956	NOK	25,000	EUR	30,644	(532)
6/20/2018	Morgan Stanley	240,018	NOK	25,000	EUR	30,678	(533)
6/20/2018	Morgan Stanley	240,218	NOK	25,000	EUR	30,652	(533)
6/20/2018	Morgan Stanley	240,293	NOK	25,000	EUR	30,687	(533)
6/20/2018	Morgan Stanley	240,088	NOK	25,000	EUR	30,661	(533)

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Schedule of Forward Foreign Currency Contracts (Continued)

Settlement		Currency Units to				U.S. Dollar	Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		Value	(Depreciation)
To Buy:
6/20/2018	Morgan Stanley	240,113	NOK	25,000	EUR	$30,664	$(533)
6/20/2018	Morgan Stanley	239,960	NOK	25,000	EUR	30,645	(479)
6/20/2018	Morgan Stanley	240,060	NOK	25,000	EUR	30,657	(479)
6/20/2018	Morgan Stanley	477,162	NOK	50,000	EUR	60,937	(1,194)
6/20/2018	Morgan Stanley	238,190	NOK	25,000	EUR	30,419	(560)
6/20/2018	Morgan Stanley	238,252	NOK	25,000	EUR	30,427	(560)
6/20/2018	Morgan Stanley	238,313	NOK	25,000	EUR	30,434	(560)
6/20/2018	Morgan Stanley	238,379	NOK	25,000	EUR	30,443	(560)
6/20/2018	Morgan Stanley	238,184	NOK	25,000	EUR	30,418	(560)
6/20/2018	Morgan Stanley	238,221	NOK	25,000	EUR	30,423	(560)
6/20/2018	Morgan Stanley	238,074	NOK	25,000	EUR	30,404	(497)
6/20/2018	Morgan Stanley	238,087	NOK	25,000	EUR	30,405	(497)
6/20/2018	Morgan Stanley	238,587	NOK	25,000	EUR	30,469	(498)
6/20/2018	Morgan Stanley	238,599	NOK	25,000	EUR	30,471	(498)
6/20/2018	Morgan Stanley	238,814	NOK	25,000	EUR	30,498	(499)
6/20/2018	Morgan Stanley	238,864	NOK	25,000	EUR	30,505	(499)
6/20/2018	Morgan Stanley	239,180	NOK	25,000	EUR	30,545	(499)
6/20/2018	Morgan Stanley	239,205	NOK	25,000	EUR	30,548	(499)
6/20/2018	Morgan Stanley	238,793	NOK	25,000	EUR	30,496	(495)
6/20/2018	Morgan Stanley	238,834	NOK	25,000	EUR	30,501	(495)
6/20/2018	Morgan Stanley	476,510	NOK	50,000	EUR	60,854	(989)
6/20/2018	Morgan Stanley	238,007	NOK	25,000	EUR	30,395	(494)
6/20/2018	Morgan Stanley	238,145	NOK	25,000	EUR	30,413	(494)
6/20/2018	Morgan Stanley	238,293	NOK	25,000	EUR	30,432	(439)
6/20/2018	Morgan Stanley	238,356	NOK	25,000	EUR	30,440	(439)
6/20/2018	Morgan Stanley	238,371	NOK	25,000	EUR	30,442	(440)
6/20/2018	Morgan Stanley	238,408	NOK	25,000	EUR	30,446	(440)
6/20/2018	Morgan Stanley	238,311	NOK	25,000	EUR	30,434	(439)
6/20/2018	Morgan Stanley	238,387	NOK	25,000	EUR	30,444	(440)
6/20/2018	Morgan Stanley	238,505	NOK	25,000	EUR	30,459	(401)
6/20/2018	Morgan Stanley	238,605	NOK	25,000	EUR	30,472	(401)
6/20/2018	Morgan Stanley	238,633	NOK	25,000	EUR	30,475	(401)
6/20/2018	Morgan Stanley	238,683	NOK	25,000	EUR	30,482	(401)
6/20/2018	Morgan Stanley	478,781	NOK	50,000	EUR	61,144	(805)
6/20/2018	Morgan Stanley	10,506,000	PHP	200,000	USD	200,527	527
6/20/2018	Morgan Stanley	2,630,450	PHP	50,000	USD	50,207	207
6/20/2018	Morgan Stanley	4,226,989	PLN	1,000,000	EUR	1,236,000	(5,514)
6/20/2018	Morgan Stanley	3,170,258	PLN	750,000	EUR	927,005	(4,135)
6/20/2018	Morgan Stanley	211,178	PLN	50,000	EUR	61,750	(4)
6/20/2018	Morgan Stanley	111,441,940	RUB	1,950,000	USD	1,920,540	(29,460)
6/20/2018	Morgan Stanley	786,655	SGD	600,000	USD	601,063	1,063
6/20/2018	Morgan Stanley	1,311,144	SGD	1,000,000	USD	1,001,813	1,813

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Schedule of Forward Foreign Currency Contracts (Continued)

Settlement		Currency Units to				U.S. Dollar	Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		Value	(Depreciation)
To Buy:
6/20/2018	Morgan Stanley	65,564	SGD	50,000	USD	$50,096	$96
6/20/2018	Morgan Stanley	65,503	SGD	50,000	USD	50,049	49
6/20/2018	Morgan Stanley	65,354	SGD	50,000	USD	49,936	(64)
6/20/2018	Morgan Stanley	34,336,317	THB	1,100,000	USD	1,101,091	1,091
6/20/2018	Morgan Stanley	1,559,013	THB	50,000	USD	49,994	(6)
6/20/2018	Morgan Stanley	1,567,499	TRY	400,000	USD	386,219	(13,781)
6/20/2018	Morgan Stanley	3,919,060	TRY	1,000,000	USD	965,625	(34,375)
6/20/2018	Morgan Stanley	393,613	TRY	100,000	USD	96,983	(3,017)
6/20/2018	Morgan Stanley	10,816,178	ZAR	900,000	USD	902,754	2,754
6/20/2018	Morgan Stanley	590,439	ZAR	50,000	USD	49,280	(720)
6/20/2018	Morgan Stanley	596,523	ZAR	50,000	USD	49,788	(212)
							(164,562)
To Sell:
6/20/2018	Morgan Stanley	166,053	BRL	50,000	USD	49,604	396
6/20/2018	Morgan Stanley	166,303	BRL	50,000	USD	49,679	321
6/20/2018	Morgan Stanley	167,503	BRL	50,000	USD	50,038	(38)
6/20/2018	Morgan Stanley	30,425,455	CLP	50,000	USD	50,431	(431)
6/20/2018	Morgan Stanley	25,000	EUR	7,771,654	HUF	30,936	36
6/20/2018	Morgan Stanley	50,000	EUR	15,566,778	HUF	61,872	164
6/20/2018	Morgan Stanley	25,000	EUR	7,785,504	HUF	30,936	91
6/20/2018	Morgan Stanley	25,000	EUR	7,774,691	HUF	30,936	101
6/20/2018	Morgan Stanley	50,000	EUR	15,554,408	HUF	61,872	221
6/20/2018	Morgan Stanley	25,000	EUR	7,777,953	HUF	30,936	114
6/20/2018	Morgan Stanley	25,000	EUR	7,780,486	HUF	30,936	(79)
6/20/2018	Morgan Stanley	75,000	EUR	23,345,209	HUF	92,807	(221)
6/20/2018	Morgan Stanley	100,000	EUR	31,308,696	HUF	123,743	735
6/20/2018	Morgan Stanley	200,000	EUR	1,943,550	NOK	247,486	1,118
6/20/2018	Morgan Stanley	25,000	EUR	240,658	NOK	30,936	203
6/20/2018	Morgan Stanley	25,000	EUR	240,733	NOK	30,936	213
6/20/2018	Morgan Stanley	25,000	EUR	239,956	NOK	30,936	241
6/20/2018	Morgan Stanley	25,000	EUR	240,018	NOK	30,936	249
6/20/2018	Morgan Stanley	25,000	EUR	240,218	NOK	30,936	275
6/20/2018	Morgan Stanley	25,000	EUR	240,293	NOK	30,936	284
6/20/2018	Morgan Stanley	25,000	EUR	240,088	NOK	30,936	258
6/20/2018	Morgan Stanley	25,000	EUR	240,113	NOK	30,936	261
6/20/2018	Morgan Stanley	25,000	EUR	239,960	NOK	30,936	188
6/20/2018	Morgan Stanley	25,000	EUR	240,060	NOK	30,936	201
6/20/2018	Morgan Stanley	50,000	EUR	477,162	NOK	61,872	259
6/20/2018	Morgan Stanley	25,000	EUR	238,190	NOK	30,936	42
6/20/2018	Morgan Stanley	25,000	EUR	238,252	NOK	30,936	51
6/20/2018	Morgan Stanley	25,000	EUR	238,313	NOK	30,936	58
6/20/2018	Morgan Stanley	25,000	EUR	238,379	NOK	30,936	67

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Schedule of Forward Foreign Currency Contracts (Continued)

Settlement		Currency Units to				U.S. Dollar	Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		Value	(Depreciation)
To Sell:
6/20/2018	Morgan Stanley	25,000	EUR	238,184	NOK	$30,936	$42
6/20/2018	Morgan Stanley	25,000	EUR	238,221	NOK	30,936	46
6/20/2018	Morgan Stanley	25,000	EUR	238,074	NOK	30,936	(35)
6/20/2018	Morgan Stanley	25,000	EUR	238,087	NOK	30,936	(33)
6/20/2018	Morgan Stanley	25,000	EUR	238,587	NOK	30,936	32
6/20/2018	Morgan Stanley	25,000	EUR	238,599	NOK	30,936	33
6/20/2018	Morgan Stanley	25,000	EUR	238,814	NOK	30,936	61
6/20/2018	Morgan Stanley	25,000	EUR	238,864	NOK	30,936	68
6/20/2018	Morgan Stanley	25,000	EUR	239,180	NOK	30,936	109
6/20/2018	Morgan Stanley	25,000	EUR	239,205	NOK	30,936	112
6/20/2018	Morgan Stanley	25,000	EUR	238,793	NOK	30,936	55
6/20/2018	Morgan Stanley	25,000	EUR	238,834	NOK	30,936	61
6/20/2018	Morgan Stanley	50,000	EUR	476,510	NOK	61,872	(29)
6/20/2018	Morgan Stanley	25,000	EUR	238,007	NOK	30,936	(47)
6/20/2018	Morgan Stanley	25,000	EUR	238,145	NOK	30,936	(29)
6/20/2018	Morgan Stanley	25,000	EUR	238,293	NOK	30,936	(65)
6/20/2018	Morgan Stanley	25,000	EUR	238,356	NOK	30,936	(56)
6/20/2018	Morgan Stanley	25,000	EUR	238,371	NOK	30,936	(55)
6/20/2018	Morgan Stanley	25,000	EUR	238,408	NOK	30,936	(50)
6/20/2018	Morgan Stanley	25,000	EUR	238,311	NOK	30,936	(62)
6/20/2018	Morgan Stanley	25,000	EUR	238,387	NOK	30,936	(52)
6/20/2018	Morgan Stanley	25,000	EUR	238,505	NOK	30,936	(76)
6/20/2018	Morgan Stanley	25,000	EUR	238,605	NOK	30,936	(63)
6/20/2018	Morgan Stanley	25,000	EUR	238,633	NOK	30,936	(59)
6/20/2018	Morgan Stanley	25,000	EUR	238,683	NOK	30,937	(53)
6/20/2018	Morgan Stanley	50,000	EUR	478,781	NOK	61,872	77
6/20/2018	Morgan Stanley	1,000,000	EUR	4,226,989	PLN	1,237,430	4,083
6/20/2018	Morgan Stanley	750,000	EUR	3,170,258	PLN	928,073	3,067
6/20/2018	Morgan Stanley	50,000	EUR	211,178	PLN	61,872	(118)
6/20/2018	Morgan Stanley	281,456,390	HUF	900,000	EUR	1,114,750	3,741
6/20/2018	Morgan Stanley	31,203,644	HUF	100,000	EUR	123,587	690
6/20/2018	Morgan Stanley	31,291,304	HUF	100,000	EUR	123,934	817
6/20/2018	Morgan Stanley	346,155	ILS	100,000	USD	99,088	912
6/20/2018	Morgan Stanley	53,785,787	KRW	50,000	USD	50,606	(606)
6/20/2018	Morgan Stanley	53,405,787	KRW	50,000	USD	50,249	(249)
6/20/2018	Morgan Stanley	486,437	NOK	50,000	EUR	62,122	17
6/20/2018	Morgan Stanley	479,765	NOK	50,000	EUR	61,270	1,350
6/20/2018	Morgan Stanley	479,131	NOK	50,000	EUR	61,189	1,187
6/20/2018	Morgan Stanley	481,998	NOK	50,000	EUR	61,555	592
6/20/2018	Morgan Stanley	242,640	NOK	25,000	EUR	30,987	86
6/20/2018	Morgan Stanley	242,828	NOK	25,000	EUR	31,011	62
6/20/2018	Morgan Stanley	485,851	NOK	50,000	EUR	62,047	(165)

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Schedule of Forward Foreign Currency Contracts (Continued)

Settlement		Currency Units to				U.S. Dollar	Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		Value	(Depreciation)
To Sell:
6/20/2018	Morgan Stanley	211,254	PLN	50,000	EUR	$61,772	$366
6/20/2018	Morgan Stanley	211,761	PLN	50,000	EUR	61,920	(56)
6/20/2018	Morgan Stanley	212,437	PLN	50,000	EUR	62,118	(319)
6/20/2018	Morgan Stanley	106,484	PLN	25,000	EUR	31,137	(252)
6/20/2018	Morgan Stanley	106,504	PLN	25,000	EUR	31,143	(257)
6/20/2018	Morgan Stanley	106,127	PLN	25,000	EUR	31,032	(49)
6/20/2018	Morgan Stanley	106,147	PLN	25,000	EUR	31,038	(55)
6/20/2018	Morgan Stanley	212,397	PLN	50,000	EUR	62,106	118
6/20/2018	Morgan Stanley	10,214,416	SEK	1,000,000	EUR	1,227,177	15,590
6/20/2018	Morgan Stanley	10,215,916	SEK	1,000,000	EUR	1,227,357	15,410
6/20/2018	Morgan Stanley	10,218,376	SEK	1,000,000	EUR	1,227,653	15,115
6/20/2018	Morgan Stanley	10,218,416	SEK	1,000,000	EUR	1,227,658	15,110
6/20/2018	Morgan Stanley	10,221,376	SEK	1,000,000	EUR	1,228,013	14,754
6/20/2018	Morgan Stanley	1,015,814	SEK	100,000	EUR	122,042	2,135
6/20/2018	Morgan Stanley	1,016,397	SEK	100,000	EUR	122,112	2,030
6/20/2018	Morgan Stanley	507,966	SEK	50,000	EUR	61,028	1,440
6/20/2018	Morgan Stanley	508,091	SEK	50,000	EUR	61,043	1,425
6/20/2018	Morgan Stanley	508,372	SEK	50,000	EUR	61,077	1,212
6/20/2018	Morgan Stanley	508,472	SEK	50,000	EUR	61,089	1,200
6/20/2018	Morgan Stanley	253,045	SEK	25,000	EUR	30,401	641
6/20/2018	Morgan Stanley	506,166	SEK	50,000	EUR	60,812	1,273
6/20/2018	Morgan Stanley	253,095	SEK	25,000	EUR	30,409	635
6/20/2018	Morgan Stanley	504,150	SEK	50,000	EUR	60,569	1,295
6/20/2018	Morgan Stanley	504,600	SEK	50,000	EUR	60,624	1,240
6/20/2018	Morgan Stanley	755,190	SEK	75,000	EUR	90,730	2,066
6/20/2018	Morgan Stanley	251,755	SEK	25,000	EUR	30,246	686
6/20/2018	Morgan Stanley	252,014	SEK	25,000	EUR	30,277	622
6/20/2018	Morgan Stanley	756,153	SEK	75,000	EUR	90,846	1,854
6/20/2018	Morgan Stanley	252,189	SEK	25,000	EUR	30,298	587
6/20/2018	Morgan Stanley	756,717	SEK	75,000	EUR	90,913	1,742
6/20/2018	Morgan Stanley	1,019,992	SEK	100,000	EUR	122,544	1,905
6/20/2018	Morgan Stanley	508,676	SEK	50,000	EUR	61,113	1,506
6/20/2018	Morgan Stanley	508,901	SEK	50,000	EUR	61,140	1,479
6/20/2018	Morgan Stanley	509,732	SEK	50,000	EUR	61,240	1,135
6/20/2018	Morgan Stanley	254,900	SEK	25,000	EUR	30,624	564
6/20/2018	Morgan Stanley	254,904	SEK	25,000	EUR	30,625	563
6/20/2018	Morgan Stanley	511,726	SEK	50,000	EUR	61,480	667
6/20/2018	Morgan Stanley	511,901	SEK	50,000	EUR	61,501	646
6/20/2018	Morgan Stanley	257,203	SEK	25,000	EUR	30,901	40
6/20/2018	Morgan Stanley	257,228	SEK	25,000	EUR	30,904	37
6/20/2018	Morgan Stanley	514,631	SEK	50,000	EUR	61,829	53
6/20/2018	Morgan Stanley	1,030,713	SEK	100,000	EUR	123,832	(67)

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Schedule of Forward Foreign Currency Contracts (Continued)

Settlement		Currency Units to				U.S. Dollar	Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		Value	(Depreciation)
To Sell:
6/20/2018	Morgan Stanley	65,571	SGD	50,000	USD	$50,101	$(101)
6/20/2018	Morgan Stanley	65,799	SGD	50,000	USD	50,275	(275)
6/20/2018	Morgan Stanley	65,534	SGD	50,000	USD	50,073	(73)
6/20/2018	Morgan Stanley	65,322	SGD	50,000	USD	49,911	89
6/20/2018	Morgan Stanley	65,464	SGD	50,000	USD	50,019	(19)
6/20/2018	Morgan Stanley	1,554,187	THB	50,000	USD	49,839	161
6/20/2018	Morgan Stanley	405,116	TRY	100,000	USD	99,817	183
6/20/2018	Morgan Stanley	403,529	TRY	100,000	USD	99,426	573
6/20/2018	Morgan Stanley	403,768	TRY	100,000	USD	99,485	515
6/20/2018	Morgan Stanley	406,996	TRY	100,000	USD	100,281	(281)
6/20/2018	Morgan Stanley	407,830	TRY	100,000	USD	100,486	(486)
6/20/2018	Morgan Stanley	408,688	TRY	100,000	USD	100,697	(697)
6/20/2018	Morgan Stanley	410,947	TRY	100,000	USD	101,254	(1,254)
6/20/2018	Morgan Stanley	4,349,250	TWD	150,000	USD	150,044	(44)
6/20/2018	Morgan Stanley	1,451,000	TWD	50,000	USD	50,058	(58)
6/20/2018	Morgan Stanley	1,451,458	TWD	50,000	USD	50,074	(74)
6/20/2018	Morgan Stanley	609,042	ZAR	50,000	USD	50,833	(833)
							124,188

NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS							$(40,374)

AUD - Austrailian Dollar	KRO - South Korean Won
BRO - Brazilian Real	MXN - Mexican Peso
CAD - Canadian Dollar	NOK - Norwegian Krone
CHF - Swiss Franc	PHO - Photon Cryptocurrency
CLP - Chilean Peso	PLN - Polish Zloty
EUR - Euro	SGO - Singapore Dollar
GBP - Pound Sterling	THO - Thai Baht
HUF - Hungarian Forint	TRY - Turkish Lira
ILS - Israeli Shekel	USD - U.S. Dollar
INO - Indian Rupee	ZAR - South African Rand
JPY - Japanese Yen

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2018

ASSETS
Investment securities:
At cost	$23,467,613
At fair value	$23,420,096
Cash	6,274,289
Cash pledged to broker *	5,510,924
Interest receivable	87,848
Prepaid expenses & other assets	16,638
TOTAL ASSETS	35,309,795

LIABILITIES
Net unrealized depreciation on futures contracts	13,585
Net unrealized depreciation on foreign currency exchange contracts	40,374
Payable for fund shares redeemed	26,260
Advisory fee payable	27,335
Distribution (12b-1) fees payable	2,315
Audit and tax fees	25,083
Printing fee	8,585
Payable to related parties	302
Accrued expenses and other liabilities	373
TOTAL LIABILITIES	144,212
NET ASSETS	$35,165,583

Net Assets Consist Of:
Paid in capital	$37,399,217
Accumulated net investment loss	(2,144,008)
Accumulated net realized gain from futures contacts and foreign currency contracts	16,047
Net unrealized depreciation on investments, futures contacts and foreign currency contracts	(105,673)
NET ASSETS	$35,165,583

Net Asset Value Per Share:
Class A Shares:
Net Assets	$453,206
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	48,171
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.41
Maximum offering price per share (maximum sales charges of 5.75%) (a)	$9.98

Class C Shares:
Net Assets	$2,628,805
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	285,691
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share (a)	$9.20

Class I Shares:
Net Assets	$32,083,572
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,412,910
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.40

*	Segregated in the custodian account as collateral for futures contracts.

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2018

INVESTMENT INCOME
Interest	$140,741

EXPENSES
Investment advisory fees	233,164
Distribution (12b-1) fees
Class A	368
Class C	9,619
Registration fees	32,568
Printing and postage expenses	7,909
Audit fees	16,144
Accounting services fees	4,901
Administrative services fees	7,512
Legal fees	16,743
Transfer agent fees	1,826
Compliance officer fees	5,917
Custodian fees	3,123
Trustees fees and expenses	1,787
Shareholder services fee	246
Other expenses	1,411
TOTAL EXPENSES	343,238

Less fees waived by the Advisor	(73,017)

NET EXPENSES	270,221
NET INVESTMENT LOSS	(129,480)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on:
Futures contracts	587,324
Futures commissions	(27,091)
Foreign currency translations	(10,306)
549,927
Net change in unrealized appreciation (depreciation) on:
Investments	(39,841)
Futures contracts	31,272
Foreign currency translations	(38,607)
(47,176)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	502,751

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$373,271

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2018	September 30,
	(Unaudited)	2017
FROM OPERATIONS
Net investment loss	$(129,480)	$(316,754)
Net realized gain/(loss) on futures contracts and foreign currency transactions	549,927	(1,536,718)
Net change in unrealized depreciation on investments, futures contracts and foreign currency transactions	(47,176)	(248,149)
Net increase/(decrease) in net assets resulting from operations	373,271	(2,101,621)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(796)
Class C	—	(4,566)
Class I	—	(407,267)
From distributions to shareholders	—	(412,629)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	435,236	37,315
Class C	2,240,576	803,184
Class I	1,032,257	2,107,378
Net asset value of shares issued in reinvestment of distributions:
Class A	—	796
Class C	—	4,566
Class I	—	291,090
Payments for shares redeemed:
Class A	(95,625)	(606,941)
Class C	(25,106)	(564,161)
Class I	(1,395,273)	(1,417,585)
Net increase in net assets from shares of beneficial interest	2,192,065	655,642

TOTAL INCREASE/(DECREASE) IN NET ASSETS	2,565,336	(1,858,608)

NET ASSETS
Beginning of Period	32,600,247	34,458,855
End of Period*	$35,165,583	$32,600,247
* Includes accumulated net investment loss of:	$(2,144,008)	$(2,014,528)

SHARE ACTIVITY
Class A:
Shares Sold	43,984	3,877
Shares Reinvested	—	82
Shares Redeemed	(9,888)	(63,425)
Net increase/(decrease) in shares of beneficial interest outstanding	34,096	(59,466)

Class C:
Shares Sold	235,645	85,168
Shares Reinvested	—	475
Shares Redeemed	(2,494)	(59,491)
Net increase in shares of beneficial interest outstanding	233,151	26,152

Class I:
Shares Sold	107,048	222,818
Shares Reinvested	—	30,009
Shares Redeemed	(145,851)	(149,425)
Net increase/(decrease) in shares of beneficial interest outstanding	(38,803)	103,402

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended	Year Ended	Period Ended
	March 31, 2017		September 30,	September 30,	September 30,
	(Unaudited)		2017	2016	2015 (1)
Net asset value, beginning of period	$9.29		$9.98	$10.73	$10.75
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.12)	(0.15)	(0.02)
Net realized and unrealized gain/(loss) on investments	0.16		(0.49)	(0.04)	0.00	(3,8)
Total from investment operations	0.12		(0.61)	(0.19)	(0.02)
Less distributions from:
Net investment income	—		(0.08)	(0.13)	—
Net realized gains	—		—	(0.43)	—
Total distributions	—		(0.08)	(0.56)	—
Net asset value, end of period	$9.41		$9.29	$9.98	$10.73
Total return (4)	1.29%		(6.18)%	(1.77)%	(0.19)%
Net assets, at end of period (000’s)	$453		$131	$734	$2
Ratio of net expenses to average net assets (6)	1.70	% (7)	1.70%	1.70%	1.89	% (7)
Ratio of net investment loss to average net assets	(0.84	)% (7)	(1.23)%	(1.44)%	(1.51	)% (7)
Portfolio Turnover Rate	8	% (5)	0%	0%	0	% (5)

(1)	The Equinox Aspect Core Diversified Strategy Fund Class A commenced operations on August 21, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers. Total returns shown exclude the effect of the maximum applicable sales charge of 5.75% and, if applicable, wire redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Advisor. Had these waivers not been in place,the expense ratio would have been:	2.09	% (7)	2.47%	2.29%	2.26	% (7)

(7)	Annualized.

(8)	Amount is less than $0.005.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended		Year Ended	Year Ended	Period Ended
	March 31, 2017		September 30,	September 30,	September 30,
	(Unaudited)		2017	2016	2015 (1)
Net asset value, beginning of period	$9.12		$9.89	$10.72	$10.75
Activity from investment operations:
Net investment loss (2)	(0.08)		(0.18)	(0.22)	(0.03)
Net realized and unrealized gain/(loss) on investments	0.16		(0.51)	(0.04)	0.00	(3,8)
Total from investment operations	0.08		(0.69)	(0.26)	(0.03)
Less distributions from:
Net investment income	—		(0.08)	(0.14)	—
Net realized gains	—		—	(0.43)	—
Total distributions	—		(0.08)	(0.57)	—
Net asset value, end of period	$9.20		$9.12	$9.89	$10.72
Total return (4)	0.88%		(6.99)%	(2.52)%	(0.28)%
Net assets, at end of period (000’s)	$2,629		$479	$261	$2
Ratio of net expenses to average net assets (6)	2.45	% (7)	2.45%	2.45%	2.64	% (7)
Ratio of net investment loss to average net assets	(1.60	)% (7)	(1.96)%	(2.19)%	(2.26	)% (7)
Portfolio Turnover Rate	8	% (5)	0%	0%	0	% (5)

(1)	The Equinox Aspect Core Diversified Strategy Fund Class C commenced operations on August 21, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers. Total returns shown exclude the effect of the maximum applicable sales charge and, if applicable, wire redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Advisor. Had these waivers not been in place, the expense ratio would have been:	2.83	% (7)	3.17%	3.07%	3.02	% (7)

(7)	Annualized.

(8)	Amount is less than $0.005.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Period Ended
	March 31, 2017		September 30,	September 30,	September 30,
	(Unaudited)		2017	2016	2015 (1)
Net asset value, beginning of period	$9.27		$9.99	$10.72	$10.00
Activity from investment operations:
Net investment loss (2)	(0.03)		(0.09)	(0.12)	(0.13)
Net realized and unrealized gain/(loss) on investments	0.16		(0.51)	(0.04)	0.85
Total from investment operations	0.13		(0.60)	(0.16)	0.72
Less distributions from:
Net investment income	—		(0.12)	(0.14)	—
Net realized gains	—		—	(0.43)	—
Total distributions	—		(0.12)	(0.57)	—
Net asset value, end of period	$9.40		$9.27	$9.99	$10.72
Total return (3)	1.40%		(6.05)%	(1.54)%	7.20%
Net assets, at end of period (000’s)	$32,084		$31,991	$33,464	$32,140
Ratio of net expenses to average net assets (4)	1.45	% (5)	1.45%	1.45%	1.45	% (5)
Ratio of net investment loss to average net assets	(0.67	)% (5)	(0.96)%	(1.20)%	(1.36	)% (5)
Portfolio Turnover Rate	8	% (6)	0%	0%	0	% (6)

(1)	The Equinox Aspect Core Diversified Strategy Fund Class I commenced operations on November 5, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers. Total returns shown exclude the effect of wire redemption fees, if applicable.

(4)	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Advisor. Had these waivers not been in place, the expense ratio would have been:	1.86	% (5)	2.18%	2.06%	1.93	% (5)

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
March 31, 2018

1.	ORGANIZATION

The Equinox Aspect Core Diversified Strategy Fund (the “Fund”) is a diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to achieve long term capital appreciation.

The Fund offers Class A, Class C, and Class I (“Institutional”) Shares. Class I shares commenced operations on November 5, 2014. Class A shares and Class C shares commenced operations on August 21, 2015. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$—	$23,420,096	$—	$23,420,096
Total	$—	$23,420,096	$—	$23,420,096

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$13,585	$—	$—	$13,585
Currency Contracts		$40,374	$—	$40,374
Total	$13,585	$40,374	$—	$53,959

There were no transfers between levels during the period.

It is the Fund’s policy to record transfers between levels the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for more information related to the Fund’s investments.

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

Consolidation of Subsidiary – The Consolidated Financial Statements of the Fund include the accounts of its subsidiary, Equinox Aspect Core Diversified Strategy Fund Limited (“EACDS-CFC”), a wholly-owned and controlled foreign corporation (“CFC”). All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest approximately 25% of its total assets in a CFC which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

To facilitate the Fund’s pursuit of its investment objective, EACDS-CFC utilizes futures contracts in broadly diversified global (i.e. U.S. and non- U.S.) markets across four major asset classes: commodities, currencies, fixed income, and stock indices. In accordance with its investment objective and through its exposure to these futures contracts, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

A summary of the Fund’s investments in the EACDS-CFC is as follows:

			% Of the Fund’s Total
	Inception Date of	EACDS-CFC Net Assets at	Net Assets at
	EACDS-CFC	March 31, 2018	March 31, 2018
EACDS-CFC	11/6/2014	$ 354,539	1.01%

For tax purposes, EACDS-CFC is an exempted Cayman investment company. EACDS-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, EACDS-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, EACDS-CFC’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated Fund of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that part of the Fund’s cash is held at the broker. The Fund could be unable to recover assets held at the broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2016, or expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

Foreign Currency Transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities or cash equivalents having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period of this report, the Fund traded various futures contracts in a manner consistent with the Aspect Core Diversified managed futures trading program consistent with its investment strategy. The Fund is permitted to use derivatives to gain exposure to the asset class and for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as “hedging”).

For the six months ended March 31, 2018, the net change in unrealized appreciation on futures contracts amounted to $31,272. For the six months ended March 31, 2018, the Fund had a net realized gain of $587,324 from futures contracts.

Forward Foreign Currency Contracts – A Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the statements of operations.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2018:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Liability Derivatives

Equity/Currency/ Commodity/ Interest Rate Contracts	Net unrealized depreciation on futures contracts

Currency Contracts	Net unrealized depreciation on forward foreign currency contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2018:

Liability Derivatives Investment Fair Value

					Total as of
	Commodity	Currency	Equity	Interest Rate	March 31, 2018
Futures Contracts	$147,418	$(161,520)	$(70,430)	$70,947	$(13,585)
Forward Foreign Currency Contracts	—	(40,374)	—	—	(40,374)
	$147,418	$(201,894)	$(70,430)	$70,947	$(53,959)

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2018:

Derivative Investment Type	Location of Gain/(Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain on futures contracts Net realized loss on foreign currency translations Net change in unrealized appreciation/(depreciation) on futures contracts and foreign currency translations

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

The following is a summary of the Fund’s realized and unrealized gain/(loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2018:

Net Change in unrealized appreciation/(depreciation) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					six months ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	March 31, 2018
Futures	$242,988	$(129,449)	$(299,595)	$217,328	$31,272
Forward Foreign Currency Contracts	—	(40,374)	—	—	(40,374)
	$242,988	$(169,823)	$(299,595)	$217,328	$(9,102)

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					six months ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	March 31, 2018
Futures	$201,100	$(668,197)	$714,201	$340,220	$587,324
Forward Foreign Currency Contracts	—	(10,306)	—	—	(10,306)
	$201,100	$(678,503)	$714,201	$340,220	$577,018

The notional value of the derivative instruments outstanding as of March 31, 2018 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized gains and losses and changes in unrealized appreciation/(depreciation) on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation/(depreciation) of futures contracts. During the six months ended March 31, 2018, the Fund is subject to a master netting arrangement for futures. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2018.

						Gross Amounts Not Offset in the Statement of Assets
Assets						& Liabilities
			Gross Amounts of		Net Amounts of Assets
			Liabilities Offset in the		Presented in the
	Gross Amounts of		Statement of Assets &		Statement of Assets &	Financial	Cash Collateral		Net
	Recognized Assets		Liabilities		Liabilities	Instruments	Pledged		Amount
Description
Long Futures Contracts	$171,030	(1)	$(191,597	) (1)	$(20,567)	$—	$(20,567	) (2)	$—
Short Futures Contracts	350,657	(1)	(343,675	) (1)	6,982	—	6,982	(2)	—
Net Unrealized Appreciation/ (Depreciation) on Futures Contracts	$521,687	(1)	$(535,272	) (1)	$(13,585)	$—	$(13,585	) (2)	$—

(1)	Gross unrealized appreciation (depreciation) as presented in the Consolidated Portfolio of Investments.

(2)	The amount is limited to the net liability on open futures contracts and, accordingly, does not include excess collateral pledged.

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Trust are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Trust or another reasonable basis.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2018, the cost of purchases and proceeds from the sale of Fund securities, other than short-term investments and U.S. government securities amount to $12,957,302 and $1,000,000, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Equinox Institutional Asset Management, LP serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor has engaged Aspect Capital Limited as the Fund’s Sub-Advisor (the “Sub-Advisor”). Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.30% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, on behalf of the Fund, the Advisor, not the Fund, pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly. For the six months ended March 31, 2018, the Advisor earned fees of $233,164.

The Advisor has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” and (v) brokerage commissions, do not exceed, on an annual basis, 1.70% with respect to Class A shares, 2.45% with respect to Class C shares and 1.45% with respect to Class I shares of the Fund’s average daily net assets. The Advisor has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2019. This agreement cannot be terminated without the consent of the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. The Advisor shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the date on which the Advisor reduced its compensation and/or assumed expenses for the Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

a Class do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment by the Advisor will occur unless the Fund’s operating expenses are below the expense limitation amount. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to the date of such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. The Advisor may seek reimbursement for the following amounts through the expiration dates listed below:

Expiration Date	Amount
9/30/2018	$116,266
9/30/2019	$201,985
9/30/2020	$237,149

For the six months ended March 31, 2018, the Advisor waived fees in the amount of $73,017.

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Trust, on behalf of the Fund, has adopted the Trust’s Distribution Plan. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”), to pay for certain distribution activities and shareholder services at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares, which is paid to the Distributor. During the six months ended March 31, 2018, the Fund accrued $368 and $9,619 in 12b-1 fees for Class A and Class C, respectively. For the six months ended March 31, 2018, the Distributor received $16,011 and $18,716 in underwriting commissions for sales of Class A and Class C shares, respectively, of which $1,816 and $0 were retained.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

	Class A	Class C
Received	$16,011	$18,716
Retained	1,816	—

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2018 were as follows:

Cost for Federal Tax purposes	$23,467,613

Unrealized Appreciation	$—
Unrealized Depreciation	(47,517)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2017 was as follows:

Fiscal Year Ended
September 30, 2017
Ordinary Income	$412,550
Long-Term Capital Gain	—
Return of Capital	79
$412,629

The fund did not have distributions for the year ended September 30, 2016.

As of September 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(1,263,308)	$(182,860)	$(1,083,450)	$(77,287)	$(2,606,905)

The differences between book basis and tax basis unrealized appreciation, net accumulated realized loss, and accumulated net investment income/loss are primarily attributable to the mark-to-market on open future contracts and tax adjustments relating to the Fund’s holding in Equinox Aspect Core Strategy Fund Limited.

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,263,308.

At September 30, 2017 the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$—	$182,860	$182,860

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses and short-term capital gains, and the reclass of Fund distributions, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2017 as follows:

In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(291,106)	$(945,622)	$1,236,728

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2018, beneficial ownership in excess of 25% is as follows:

Beneficial Owner	% of Outstanding Shares
Alyssum Investments Limited	84%

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial issues were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements

Equinox Aspect Core Diversified Strategy Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and Class C shares; and (2) ongoing costs, including management fees; distribution and/or services (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Expenses Paid	Annualized
	Account Value	Value	During Period*	Expense
Actual	10-1-17	3-31-18	10/1/17 – 3/31/18	Ratio
Class A	$ 1,000.00	$ 1,012.90	$ 8.53	1.70%
Class C	1,000.00	1,008.80	12.27	2.45%
Class I	1,000.00	1,014.00	7.28	1.45%

		Ending
Hypothetical	Beginning	Account	Expenses Paid	Annualized
(5% return before expenses)	Account Value	Value	During Period*	Expense
	10-1-17	3-31-18	10/1/17 – 3/31/18	Ratio
Class A	$ 1,000.00	$ 1,016.45	$ 8.55	1.70%
Class C	1,000.00	1,012.72	12.29	2.45%
Class I	1,000.00	1,017.70	7.29	1.45%

*	Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Rev. August 2011

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431

Rev. August 2011

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

 ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended December and June) on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Institutional Asset Management, LP
47 Hulfish Street, Suite 510
Princeton, NJ 08542

INVESTMENT SUB-ADVISOR
Aspect Capital Limited
10 Portman Square
London, W1H6A2
United Kingdom

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 6/8/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 6/8/18

By (Signature and Title)

/s/ Laura Latella

Laura Latella, Principal Financial Officer

Date 6/8/18